FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Michigan Joint Operation [Member] | Revenues [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage	14.00%	13.00%
One Processor [Member] | Trade receivables [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage	11.00%	11.00%